CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenue from translation and consulting services	$ 6,154	$ 5,524	$ 23,961	$ 20,511
Operating expenses:
Cost of revenue (exclusive of depreciation and amortization)	3,939	3,413	14,577	13,299
Sales and marketing	774	745	3,212	2,432
Research and development	460	172	923	1,097
General and administrative	1,098	949	4,168	3,868
Depreciation and amortization	241	188	825	772
Total operating expenses	6,512	5,467	23,705	21,468
Income (loss) from operations	(358)	57	256	(957)
Other income (expense):
Interest expense	(23)	(29)	(110)	(99)
Foreign currency transaction gain (loss)	1	1	(12)	61
Total other expense	(22)	(28)	(122)	(38)
Income (loss) before income taxes	(380)	29	134	(995)
Income tax expense	20	13	96	57
Net income (loss)	(400)	16	38	(1,052)
Effect of foreign currency translation adjustments	(6)	(52)	10	(25)
Comprehensive income (loss)	$ (406)	$ (36)	$ 48	$ (1,077)
Income (loss) per common share - basic & diluted (in dollars per share)	$ (0.10)	$ 0.00	$ 0.01	$ (0.26)
Weighted average shares outstanding - basic (in shares)	4,067	4,067	4,067	4,050
Weighted average shares outstanding - diluted (in shares)	4,067	4,106	4,102	4,050